UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     May 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $84,722 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     3584    95167 SH       SOLE                    95167        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109      528   155600 SH  CALL SOLE                        0        0        0
ALMOST FAMILY INC              COM              020409108      951    49834 SH       SOLE                    49834        0        0
ANADYS PHARMACEUTICALS INC     COM              03252Q408      979   144234 SH       SOLE                   144234        0        0
ARENA PHARMACEUTICALS INC      COM              040047102       19    93900 SH  PUT  SOLE                    93900        0        0
BECKMAN COULTER INC            COM              075811109     2081    40796 SH       SOLE                    40796        0        0
BIOGEN IDEC INC                COM              09062X103     3747    71488 SH       SOLE                    71488        0        0
CATALYST HEALTH SOLUTIONS IN   COM              14888B103      841    42409 SH       SOLE                    42409        0        0
CELGENE CORP                   COM              151020104     3528    79450 SH       SOLE                    79450        0        0
DENDREON CORP                  COM              24823Q107      188   178700 SH  PUT  SOLE                        0        0        0
HEALTHSOUTH CORP               COM NEW          421924309     4458   502024 SH       SOLE                   502024        0        0
HEALTHSPRING INC               COM              42224N101     4510   538829 SH       SOLE                   538829        0        0
HOLOGIC INC                    COM              436440101     2667   203765 SH       SOLE                   203765        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     2324    87253 SH       SOLE                    87253        0        0
INVERNESS MED INNOVATIONS IN   PFD CONV SER B   46126P304      165      986 SH       SOLE                      986        0        0
MEDTRONIC INC                  COM              585055106     1403    47591 SH       SOLE                    47591        0        0
MZT HOLDINGS INC CMN           COM              55405U108        3   100000 SH       SOLE                   100000        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     1455    50977 SH       SOLE                    50977        0        0
PERRIGO CO                     COM              714290103     3799   152991 SH       SOLE                   152991        0        0
PHARMERICA CORP                COM              71714F104     1099    66062 SH       SOLE                    66062        0        0
PHC INC MASS                   CL A             693315103      248   331110 SH       SOLE                   331110        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209    38377  1585176 SH       SOLE                  1585176        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3839    85215 SH       SOLE                    85215        0        0
THORATEC CORP                  COM NEW          885175307      933    36322 SH       SOLE                    36322        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2996    45338 SH       SOLE                    45338        0        0